NYSE Euronext

[redacted]

10013805

Received SEC
OCT 18 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-33748

October 18, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DUPONT FABROS TECHNOLOGY, INC., 7.875% Series A Cumulative Redeemable Perpetual Preferred Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 18, 2010. Tentative listing date – October 20, 2010.

Sincerely,

Edwin